Amounts due to Related Parties	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Amounts due to Related Parties

Note 7. Amounts due to Related Parties

As of June 30, 2019, amounts totaling $205,000 (December 31, 2018 - $205,000) were owed to certain members of the management at subsidiary companies. The amounts are unsecured, interest free and have no specified repayment dates.